Intangible Assets - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Feb. 24, 2013	Feb. 26, 2012	Feb. 27, 2011
Amortization Expense [Line Items]
Amortization expense related to intangible assets	$ 547	$ 209	$ 216
Trademark and Tradenames [Member]
Amortization Expense [Line Items]
Indefinite lived intangible assets	$ 1,955